UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                            CAMBIAR CONQUISTADOR FUND
                        Annual Report      April 30, 2006
                         The Advisors' Inner Circle Fund




                                     [LOGO OMITTED] CAMBIAR INVESTORS



                                                MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Statements of Net Assets ..................................................    9

Statements of Operations ..................................................   21

Statements of Changes in Net Assets .......................................   22

Financial Highlights ......................................................   25

Notes to Financial Statements .............................................   29

Report of Independent Registered Public Accounting Firm ...................   38

Trustees and Officers of The Advisors' Inner Circle Fund...................   40

Disclosure of Fund Expenses ...............................................   48

Notice to Shareholders ....................................................   50
--------------------------------------------------------------------------------


The Funds file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
April 30, 2006

Dear Shareholders:

Financial markets have a way of surprising both seasoned and novice investors alike. At times they are very efficient and reasoned; at other times markets go to emotional extremes. Through such varied environmental conditions, individual stocks may behave quietly when one would expect them to be volatile, or overreact to small pieces of news, or alternatively have no reaction to seemingly devastating news. Given the right confluence of conditions, interdependent companies and financial asset classes may move in logically conflicting directions as fundamental developments play out.

However, simply because capital markets fail to behave in an intellectually consistent manner over a measured period of time, one should not conclude investors are alternately rational one day and irrational the next. Markets gravitate quickly toward those ideas and sectors that seem to offer the most imminent prospects of a positive return. This can result in herd-like stampedes. But when market participants lean heavily in one direction, the opposite result becomes increasingly probable, as there are ever-fewer marginal buyers (or sellers as the case may be) to reinforce a particular direction. Layered over individual stocks and sectors are nuanced world views of key macro trends. These trends and their associated time horizons are ever-changing and tough to pin down, but are equally susceptible to under and over expression as markets unfold in their own peculiar ways.

Our preamble is a means to rationalize the just completed 2006 fiscal year. It was among the more confounding in memory. Despite an explosion in global commodities prices and a clearly articulated intention by central banks to reign in excess liquidity, higher risk asset classes dramatically outperformed lower risk asset classes, a counter-intuitive result. Major U.S. equity indexes such as the S&P 500 and Dow Jones Industrial Average rose by 13% and 11%, respectively, while the Nasdaq and various smaller capitalization indexes rose by 21% to as much as 35%, depending on the index. International markets returned greater than 30% in the past 12 months in a number of major markets in Europe and Asia, while various emerging market indexes returned as much as 100% or more in some cases. Commodities, not equities, generated the best returns of all financial asset classes, with prices for crude oil rising substantially, and many base metals reached either significant all-time highs or else prices not seen since the early 1980s when inflation was a pervasive problem in the major Western economies. The lone asset class that did not partake in the parade was longer-term fixed income instruments. Yields rose, primarily in the first part of calendar 2006, to levels above 5.0% on 10-year U.S. Treasury obligations as

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
of this writing, versus 4.4% at the end of calendar 2005. Depending on the duration of fixed income portfolios, returns were negligible to a slight loss. This continues the odd pattern of negative correlation between fixed income markets and equity markets that has held sway since 2000.

The common theme that ties all these price moves together is a global economic expansion that has become synchronized among the G7 industrial economies (the U.S., Western Europe and Japan). The expansion is an outright boom in emerging industrial countries such as China, India, Eastern Europe and parts of Latin America, where GDP growth rates have been prodigious. As industrialization and modernity permeates these large populous nations, it is generally contended that they will place substantial demand upon certain key commodities that structurally are limited by various global supply anomalies. Driven by this simple but understandable prognostication, stock market returns in developed markets have been dominated by commodity and specialized industrial sectors. Returns have been quite subdued, particularly in the U.S., outside these sectors.

While one can easily identify some potential sources of disruption, such as exploding commodity prices, the potential for rising interest rates to damage markets, the large external deficits of the U.S. economy, terrorism, or some other kind of unforecastable disturbance in the world economy, the present robust state of the world economy is undeniable. To a meaningful extent, markets are reflecting this optimism. The best performing sectors other than scarce metals have been select industrial equipment manufacturers who either control or help to supply various essential infrastructures needed to fuel the boom.

We remain constructive on financial markets given these positive dynamics, so long as valuations stay in line. While there is a lot of hand-wringing in the financial press about trade imbalances, the reasonableness or unreasonableness of currency valuations, and geopolitical issues, most major financial setbacks have historically come from either sustained periods of speculative excess (and therefore non-sensible valuations) or from major credit events. The latter tend to generate forced selling and are often a consequence of investors and business participants assumptions becoming excessively optimistic over a sustained period of constructive business conditions. With the possible exception of the residential real estate market and the ebullient optimism over commodity prices, there is not a lot of evidence of outsized credit risk-taking behavior or major equity valuation excesses in the developed world. We do see excessive optimism and valuations in some emerging markets at this time, however.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
If there are negative catalysts to be concerned about, it is that the global economy is in some ways a bit TOO GOOD - economies are in great shape worldwide, unemployment is low, business confidence is high, interest rates are not demanding, and global economies have advanced unimpeded by headwinds such as high gasoline prices. If we were to hypothesize what might upset the applecart, it would be either secular credit problems caused by businesses borrowing too much on the assumption that these conditions will persist indefinitely (a circumstance that would take several years to develop) or an energy price shock well beyond what we have experienced thus far. Either situation would certainly wound the bull case. A more probable development is that interest rates continue rising and eventually cool the robust global expansion. As this unfolds, the hyper-bullish sentiment surrounding various cyclical businesses presently may wane, leading to distinctly different market leadership in the next few years than the asset-intensive and extractive-type industries that have dominated performance.

Cambiar Investors generally makes individual stock purchases based on a very nuanced view of an individual stock's relative attractiveness on a one to two year forward view, with some meaningful degree of valuation compression and lack of consistent investor interest as critical attributes. By seeking stocks that are not making new highs on a daily basis, where by definition investor interest and optimism are high, we have generally been successful in limiting the potential and magnitude of a sustained loss of investment principal, while preserving substantial upside potential should positive fundamental and financial developments unfold. In shorter terms, we buy stock where expectations are either low or perhaps not very well formed, and as they improve and optimism rises, there is potential for both multiple expansion alongside better business conditions. At least, that is the way we draw it up. No one investment strategy is perfect and some clearly do better than others in particular investment climates. For investors in the Cambiar Funds, our style has tended to be particularly effective in slowly rising or declining markets.

By virtue of the guarded nature of Cambiar's investment discipline; markets that rise vertically and without much interruption due to big picture themes are not as well navigated by our investment strategy and temperament. We have tended to find that long-term performance is more heavily influenced by keeping investors intact through difficult periods than by chasing bull runs. But in a period such as the last twelve months, where investors that bought into the global boom and scarce commodities paradigm profited greatly, we were bound to be outshone. Adding to this somewhat structural handicap, we took an inappropriately cautious view of the global expansion as it became clear that inflationary pressures were building and

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
that central banks would (eventually) intercede. While there is ever the more ample evidence that such caution has merit as of this writing, we cannot say it helped at all in the last twelve months; the rather acyclical stocks held by the larger cap Cambiar Opportunity Fund and International Fund did generally appreciate but not at the rate of the broader marketplace. In international markets, one's willingness in particular to ignore historical valuation precedents for emerging markets and to fully embrace a new financial paradigm for Japan's economy after over a decade of deflation overwhelmed other potential drivers of returns. By failing to seek aggressive positions in stocks that benefited thematically or in actuality from these factors, our investors endured some opportunity costs versus alternatives. In spite of all this, we did keep pace in the Cambiar Opportunity Fund Investor Class and International Fund (for the year ended April 30, 2006, up 16.87% and 30.65%, respectively, versus gains of 15.4% and 34.5% for the S&P 500 and MSCI EAFE indexes, respectively), and did rather well in newer Conquistador Fund (up 40.98% for the year ended April 30, 2006 versus 30.4% for the Russell 2500 index).

The limited performance of the U.S. stock market is among the more interesting questions to ponder. Though U.S. stock indexes have risen steadily since the market lows three years ago, performance has substantially lagged the rest of the world. Short-term and longer-term yields have risen and created a higher hurdle here than elsewhere, but a 5.0% yield is certainly not that demanding. U.S. stock market returns have not kept up with corporate earnings growth and consequently price-to-earnings multiples have declined substantially in the last three years. The current P/E multiple of the U.S. stock market on 2006 estimated earnings is 15x, or roughly a 12-year low. U.S. large capitalization stocks have been notable underperformers for the entire decade and are demonstrably cheap on most financial measures. Cambiar Investors owns a fair number of these at this time on behalf of its clients -- so far we have realized limited rewards from these positions. Contrarian instincts would suggest that such underperformance is unlikely to persist much longer, but identifying a clear catalyst that would shift market sentiment is challenging.

As we move into the new fiscal year for the Cambiar Funds, we find ourselves at an interesting juncture. Valuations in the to-date hot areas are believable if not cheap - that is if one buys into the new paradigm of $80+ per barrel oil, $800 per ounce gold, and copper and nickel prices that are so high that the U.S. mint will need to reformulate pennies and nickels or else produce them at a negative margin! Per the sardonic tone, we are more than quizzically skeptical that these prices represent a long-term reality, particularly as central banks around the world begin to address legitimate inflationary concerns more aggressively. Historically, the second and third quarters of a calendar year produce inferior returns as compared to the fourth

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
and first quarters, particularly so in the second year of a presidential term, which is where we find ourselves today. There is no logical reason for this pattern and we have no intention of investing on behalf of our clients on any specific expectation of a repeat performance. Nonetheless, it would not surprise us if markets moved around a bit between now and mid-term elections in November. Past the immediate time frame, should global economies slow and the momentum of asset-intensive industries wane, our investment discipline can and hopefully should weather the circumstances rather well. If fiscal 2007 is a repeat of fiscal 2006 (which was a repeat in stronger form of fiscal 2005) - we will be looking at $5 per gallon prices at the pump and a very serious disconnect between interest rates and inflationary pressure. We think the worm turns, probably very soon.


Sincerely,

/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THIS REPRESENTS MANAGEMENT'S ASSESSMENT OF THE PORTFOLIOS AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic equity market through changes in the aggregate market value of 500 stocks representing all major industries.

MORGAN STANLEY MSCI EAFE(R) INDEX is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of May 2006, the MSCI EAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 2500(TM) INDEX is a market capitalization-weighted index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                    CAMBIAR
                                 OPPORTUNITY FUND        S&P 500 INDEX
           6/30/98*                  10,000                   10,000
             1999                    12,345                   11,910
             2000                    15,216                   13,117
             2001                    17,595                   11,416
             2002                    17,011                    9,974
             2003                    14,576                    8,646
             2004                    19,959                   10,625
             2005                    21,911                   11,298
             2006                    25,608                   13,039

                              PERIODS ENDED ON APRIL 30TH

         -----------------------------------------------------------------
                           Annualized       Annualized         Annualized
             1 Year          3 Year           5 Year          Inception to
             Return          Return           Return              Date
         -----------------------------------------------------------------
             16.87%          20.66%            7.79%             12.75%
         -----------------------------------------------------------------

* BEGINNING OF OPERATIONS.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
     OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         CAMBIAR INTERNATIONAL       MORGAN STANLEY
                             EQUITY FUND             MSCI EAFE INDEX
       9/02/97*                10,000                     10,000
        1998                   11,029                     11,252
        1999                   10,990                     12,320
        2000                   19,099                     14,032
        2001                   18,579                     11,744
        2002                   17,669                     10,114
        2003                   13,518                      8,469
        2004                   20,544                     11,876
        2005                   22,315                     13,651
        2006                   29,154                     18,223


                              PERIODS ENDED ON APRIL 30TH

         -----------------------------------------------------------------
                           Annualized       Annualized         Annualized
             1 Year          3 Year           5 Year          Inception to
             Return          Return           Return              Date
         -----------------------------------------------------------------
             30.65%          29.20%            9.43%             13.14%
         -----------------------------------------------------------------


(1) RETURNS PRIOR TO SEPTEMBER 9, 2002, REPRESENT THE PERFORMANCE OF THE CAMBIAR INTERNATIONAL EQUITY TRUST, A DELAWARE BUSINESS TRUST (THE "PREDECESSOR INTERNATIONAL FUND"). THE PREDECESSOR INTERNATIONAL FUND WAS MANAGED BY THE SAME ADVISOR WHO CURRENTLY MANAGES THE FUND AND HAD IDENTICAL INVESTMENT OBJECTIVES AND STRATEGIES.

  * THE FUND'S INCEPTION DATE IS SEPTEMBER 9, 2002. THE INCEPTION OF THE PREDECESSOR INTERNATIONAL FUND IS SEPTEMBER 2, 1997. INDEX COMPARISONS BEGIN ON SEPTEMBER 30, 1997.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
     OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            CAMBIAR                  RUSSELL 2500
                        CONQUISTADOR FUND               INDEX
         8/31/04*           10,000                      10,000
          2005              11,209                      10,964
          2006              15,803                      14,292


                           PERIODS ENDED ON APRIL 30TH

                           ---------------------------
                                         Annualized
                            1 Year      Inception to
                            Return          Date
                           ---------------------------
                            40.98%         30.60%
                           ---------------------------


* BEGINNING OF OPERATIONS.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
     OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

13.3% Insurance
 9.0% Pharmaceuticals
 8.6% Petroleum & Fuel Products
 7.5% Banking
 6.3% Retail
 6.2% Food, Beverage & Tobacco
 5.9% Computers & Services
 5.8% Medical Products & Services
 5.0% Short-Term Investments
 4.9% Semiconductors & Equipment
 3.8% Computer Software
 3.7% Broadcasting, Newspapers & Advertising
 3.7% Machinery
 3.4% Communications & Media
 2.6% Business Services
 2.6% Offshore Drilling
 1.9% Options
 1.8% Consumer Staples
 1.5% Apparel/Textiles
 1.2% Entertainment
 1.0% Mining
 0.3% Communication Equipment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 94.8%
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
APPAREL/TEXTILES -- 1.5%
   Jones Apparel Group .......................         800,000   $   27,480,000
                                                                 ---------------

BANKING -- 7.6%
   Bank of America ...........................       1,050,000       52,416,000
   US Bancorp ................................       1,500,000       47,160,000
   Washington Mutual .........................         950,000       42,807,000
                                                                 ---------------
                                                                    142,383,000
                                                                 ---------------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.7%
   Interpublic Group* ........................       2,000,000       19,160,000
   WPP Group ADR .............................         820,000       50,585,800
                                                                 ---------------
                                                                     69,745,800
                                                                 ---------------

BUSINESS SERVICES -- 2.7%
   Cendant ...................................       2,850,000       49,675,500
                                                                 ---------------

COMMUNICATION EQUIPMENT -- 0.3%
   Alcatel* ..................................         450,000        6,479,021
                                                                 ---------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
COMMUNICATIONS & MEDIA -- 3.5%
   DIRECTV Group* ............................       3,815,000   $   65,160,200
                                                                 ---------------

COMPUTER SOFTWARE -- 3.9%
   Microsoft .................................       3,000,000       72,450,000
                                                                 ---------------

COMPUTERS & SERVICES -- 6.0%
   Diebold ...................................         940,000       39,997,000
   First Data ................................       1,500,000       71,535,000
                                                                 ---------------
                                                                    111,532,000
                                                                 ---------------

CONSUMER STAPLES -- 1.8%
   CVS .......................................       1,150,000       34,178,000
                                                                 ---------------

ENTERTAINMENT -- 1.3%
   Carnival ..................................         500,000       23,410,000
                                                                 ---------------

FOOD, BEVERAGE & TOBACCO -- 6.3%
   Altria Group ..............................         800,000       58,528,000
   ConAgra Foods .............................       1,750,000       39,690,000
   Tyson Foods, Cl A .........................       1,400,000       20,440,000
                                                                 ---------------
                                                                    118,658,000
                                                                 ---------------

INSURANCE -- 13.6%
   ACE Ltd. ..................................         300,000       16,662,000
   Allstate ..................................         825,000       46,604,250
   Assured Guaranty ..........................       1,500,000       37,275,000
   Conseco* ..................................       1,500,000       37,875,000
   ING Groep ADR .............................         675,000       27,391,500
   MBIA ......................................         825,000       49,194,750
   St. Paul Travelers ........................         900,000       39,627,000
                                                                 ---------------
                                                                    254,629,500
                                                                 ---------------

MACHINERY -- 3.8%
   Eaton .....................................         461,000       35,335,650
   Illinois Tool Works .......................         350,000       35,945,000
                                                                 ---------------
                                                                     71,280,650
                                                                 ---------------

MEDICAL PRODUCTS & SERVICES -- 5.9%
   Boston Scientific* ........................       1,550,000       36,022,000
   Cigna .....................................         290,000       31,030,000
   HCA .......................................       1,000,000       43,890,000
                                                                 ---------------
                                                                    110,942,000
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
MINING -- 1.0%
   Massey Energy .............................         500,000   $   19,325,000
                                                                 ---------------

OFFSHORE DRILLING -- 2.6%
   GlobalSantaFe .............................         800,000       48,968,000
                                                                 ---------------

PETROLEUM & FUEL PRODUCTS -- 8.8%
   BJ Services ...............................       1,000,000       38,050,000
   Chevron ...................................       1,150,000       70,173,000
   El Paso ...................................       1,650,000       21,301,500
   Halliburton ...............................         450,000       35,167,500
                                                                 ---------------
                                                                    164,692,000
                                                                 ---------------

PHARMACEUTICALS -- 9.1%
   Pfizer ....................................       2,775,000       70,290,750
   Sanofi-Aventis ADR ........................       1,000,000       47,040,000
   Wyeth .....................................       1,100,000       53,537,000
                                                                 ---------------
                                                                    170,867,750
                                                                 ---------------

RETAIL -- 6.4%
   Home Depot ................................       1,250,000       49,912,500
   Limited Brands ............................       1,350,000       34,614,000
   Target ....................................         675,000       35,842,500
                                                                 ---------------
                                                                    120,369,000
                                                                 ---------------

SEMICONDUCTORS & EQUIPMENT -- 5.0%
   Cadence Design Systems* ...................       1,750,000       33,127,500
   Infineon Technologies .....................       5,000,000       61,030,143
                                                                 ---------------
                                                                     94,157,643
                                                                 ---------------

   TOTAL COMMON STOCK
      (Cost $1,621,542,425) ..................                    1,776,383,064
                                                                 ---------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 5.1%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 4.49% ................      74,915,912       74,915,912
   HighMark U.S. Government Money Market Fund
      Fiduciary Shares, 4.32% ................      21,553,832       21,553,832
                                                                 ---------------

   TOTAL SHORT-TERM INVESTMENTS
      (Cost $96,469,744) .....................                       96,469,744
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OPTIONS -- 2.0%
--------------------------------------------------------------------------------
                                                   CONTRACTS         VALUE
                                                  ------------   ---------------
COMPUTER SOFTWARE -- 0.9%
   Microsoft, January 2007, $17 Call .........           2,000   $    1,520,000
   Microsoft, January 2007, $22 Call .........          10,000        3,400,000
   Microsoft, January 2008, $15 Call .........           5,000        5,050,000
   Microsoft, January 2008, $20 Call .........          10,000        6,000,000
                                                                 ---------------
                                                                     15,970,000
                                                                 ---------------

PHARMACEUTICALS --1.1%
   Pfizer, January 2007, $17.50 Call .........          14,000       11,060,000
   Wyeth, January 2007, $30 Call .............           5,000        9,650,000
                                                                 ---------------
                                                                     20,710,000
                                                                 ---------------

   TOTAL OPTIONS
      (Cost $37,205,490) .....................                       36,680,000
                                                                 ---------------
   TOTAL INVESTMENTS -- 101.9%
      (Cost $1,755,217,659) ..................                    1,909,532,808
                                                                 ---------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.9)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased                      (49,044,715)
   Investment Advisor Fee Payable ............                       (1,071,199)
   Payable for Fund Shares Redeemed ..........                         (633,980)
   Administration Fee Payable ................                          (87,525)
   Chief Compliance Officer Fee Payable ......                           (5,925)
   Trustees' Fees Payable ....................                             (557)
   Other Assets and Liabilities, Net .........                       15,252,473
                                                                 ---------------
   TOTAL OTHER ASSETS AND LIABILITIES ........                      (35,591,428)
                                                                 ---------------
   NET ASSETS -- 100.0% ......................                   $1,873,941,380
                                                                 ===============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...........................                   $1,685,445,759
   Undistributed net investment income .......                        2,505,111
   Accumulated net realized gain on
      investments ............................                       31,675,361
   Net unrealized appreciation on investments                       154,315,149
                                                                 ---------------
   NET ASSETS ................................                   $1,873,941,380
                                                                 ===============

   Net Asset Value, Offering and Redemption
      Price Per Share -- Investor Class
      ($916,371,302 / 48,285,336 Shares)......                           $18.98
                                                                         =======

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($957,570,078 / 50,412,722 Shares) .....                           $18.99
                                                                         =======

   *  NON-INCOME PRODUCING SECURITY
 (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. ADR AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

13.7% Banks
11.1% Miscellaneous Business Services
10.6% Short-Term Investment
 8.0% Food, Beverage & Tobacco
 7.7% Insurance
 6.3% Broadcasting, Newspapers & Advertising
 5.9% Automotive
 5.7% Petroleum Refining
 5.5% Retail
 3.8% Metals & Mining
 3.3% Medical Products & Services
 2.7% Computers & Services
 2.7% Wholesale
 2.4% Business Services
 2.4% Financial Services
 2.2% Telephones & Telecommunications
 2.0% Building & Construction Supplies
 1.7% Aerospace & Defense
 1.5% Chemicals
 0.8% Options

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK - 91.2%
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
BELGIUM -- 2.0%
   KBC Groep .................................           7,300   $      845,523
                                                                 ---------------

CANADA -- 2.7%
   Penn West Energy Trust ....................          30,000        1,158,449
                                                                 ---------------

FRANCE -- 9.5%
   Lafarge ...................................           7,000          859,712
   Renault ...................................           8,000          927,104
   Sanofi-Aventis ADR ........................          30,000        1,411,200
   Thomson ADR ...............................          40,000          823,600
                                                                 ---------------
                                                                      4,021,616
                                                                 ---------------

GERMANY -- 20.4%
   Bayerische Motoren Werke ..................          30,000        1,629,108
   Depfa Bank ................................          75,000        1,405,772
   Deutsche Post .............................          55,000        1,463,904
   GEA Group* ................................          88,000        1,662,741
   Infineon Technologies ADR* ................         145,000        1,771,900
   Wacker Chemie .............................           5,000          655,019
                                                                 ---------------
                                                                      8,588,444
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
HONG KONG -- 0.9%
   Clear Media Ltd.* .........................         305,000   $      377,629
                                                                 ---------------

IRELAND -- 2.7%
   Bank of Ireland ...........................          60,000        1,123,484
   Waterford Wedgwood* .......................         154,260           11,076
                                                                 ---------------
                                                                      1,134,560
                                                                 ---------------

ISRAEL -- 2.8%
   Check Point Software Technologies* ........          60,000        1,161,000
                                                                 ---------------

JAPAN -- 8.5%
   Canon ADR .................................          10,000          758,000
   Matsumotokiyoshi ..........................          30,300          880,876
   Mitsubishi UFJ Securities .................          65,000        1,021,103
   Nippon Telegraph & Telephone ..............             210          937,828
                                                                 ---------------
                                                                      3,597,807
                                                                 ---------------

NETHERLANDS -- 10.7%
   Aegon .....................................          60,000        1,076,400
   Buhrmann ..................................          60,000        1,161,651
   Heineken NV ...............................          30,000        1,213,423
   ING Groep .................................          25,858        1,050,775
                                                                 ---------------
                                                                      4,502,249
                                                                 ---------------

SWITZERLAND -- 8.0%
   Nestle SA .................................           3,500        1,064,422
   Swatch Group ..............................           6,000        1,072,885
   Swiss Life Holding ........................           5,300        1,217,668
                                                                 ---------------
                                                                      3,354,975
                                                                 ---------------

TAIWAN -- 2.4%
   Chunghwa Telecom ADR ......................          50,000        1,030,000
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                SHARES/CONTRACTS     VALUE
                                                ---------------- ---------------
UNITED KINGDOM -- 20.6%
   BAE Systems ...............................         100,000   $      758,870
   BP ADR ....................................          18,000        1,326,960
   British Sky Broadcasting ..................         120,000        1,146,212
   Britvic ...................................         300,000        1,199,651
   Lloyds TSB Group ..........................          98,301          953,243
   Royal Bank of Scotland Group ..............          49,801        1,621,230
   Ted Baker .................................          50,000          438,054
   WPP Group .................................         100,000        1,230,551
                                                                 ---------------
                                                                      8,674,771
                                                                 ---------------

   TOTAL FOREIGN COMMON STOCK
      (Cost $30,024,619) .....................                       38,447,023
                                                                 ---------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 11.0%
--------------------------------------------------------------------------------
   Union Bank of California Money Market Fund,
      4.10% (Cost $4,653,568) ................       4,653,568        4,653,568
                                                                 ---------------
--------------------------------------------------------------------------------
OPTIONS -- 0.8%
--------------------------------------------------------------------------------
GERMANY -- 0.8%
   Bayerische Mortoren Werke, June 2006, $30
      Call (Cost $198,943) ...................             200          331,288
                                                                 ---------------

   TOTAL INVESTMENTS -- 102.9%
      (Cost $34,877,130) .....................                       43,431,879
                                                                 ---------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.0)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased                       (1,361,506)
   Payable to Custodian.......................                         (164,129)
   Investment Advisory Fee Payable............                          (35,804)
   Administration Fee Payable.................                           (1,898)
   Chief Compliance Officer Fee Payable.......                             (615)
   Trustees' Fee Payable......................                             (200)
   Other Assets and Liabilities, Net..........                          281,956
                                                                 ---------------
   TOTAL OTHER ASSETS AND LIABILITIES.........                       (1,282,196)
                                                                 ---------------
   NET ASSETS -- 100.0%.......................                   $   42,149,683
                                                                 ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                 ---------------
   Paid-in-Capital............................                   $   31,297,258
   Undistributed net investment income........                           22,044
   Accumulated net realized gain on
      investments.............................                        2,277,969
   Net unrealized appreciation on investments.                        8,554,749
   Net unrealized depreciation on forward
      foreign currency contracts, foreign
      currencies and translation of other
      assets and liabilities denominated in
      foreign currencies......................                           (2,337)
                                                                 ---------------
   NET ASSETS ................................                   $   42,149,683
                                                                 ===============

   Net Asset Value, Offering and Redemption
      Price Per Share -- Investor Class
      ($42,149,683 / 1,618,140 Shares)........                           $26.05
                                                                         =======

   *  NON-INCOME PRODUCING SECURITY
 (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. ADR AMERICAN DEPOSITARY RECEIPT
LTD.  LIMITED





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

12.0% Retail
10.3% Short-Term Investments
 8.7% Medical Products & Services
 8.0% Banks
 5.8% Petroleum & Fuel Products
 5.3% Business Services
 5.0% Computer Software
 4.8% Consumer Discretionary
 4.4% Offshore Drilling
 4.3% Industrial/Machinery
 4.3% Semiconductors
 4.1% Consumer Staples
 4.1% Insurance
 3.4% Food, Beverage & Tobacco
 3.3% Chemicals
 2.3% Diversified Manufacturing
 2.1% Construction & Engineering
 2.1% Personal Credit Institutions
 2.0% Apparel/Textiles
 1.9% Computer Storage & Peripherals
 1.8% Aerospace/Defense Equipment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 92.6%
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
AEROSPACE/DEFENSE EQUIPMENT -- 1.8%
   Alliant Techsystems* ......................           3,100   $      247,969
                                                                 ---------------

APPAREL/TEXTILES -- 2.1%
   Quiksilver* ...............................          20,600          281,602
                                                                 ---------------

BANKS -- 8.3%
   BankAtlantic Bancorp, Cl A ................          18,600          277,512
   NewAlliance Bancshares ....................          20,200          291,688
   Pacific Capital Bancorp ...................           8,300          278,382
   Placer Sierra Bancshares ..................          10,700          284,085
                                                                 ---------------
                                                                      1,131,667
                                                                 ---------------

BUSINESS SERVICES -- 5.5%
   BISYS Group* ..............................          19,800          315,612
   eFunds* ...................................           9,100          234,234
   Scientific Games, Cl A* ...................           5,200          198,068
                                                                 ---------------
                                                                        747,914
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
CHEMICALS -- 3.4%
   Cytec Industries ..........................           2,900   $      175,363
   Lubrizol ..................................           6,700          292,187
                                                                 ---------------
                                                                        467,550
                                                                 ---------------

COMPUTER SOFTWARE -- 5.2%
   Embarcadero Technologies* .................          44,500          271,005
   Epicor Software* ..........................          22,700          275,351
   Pervasive Software* .......................          39,100          159,137
                                                                 ---------------
                                                                        705,493
                                                                 ---------------

COMPUTER STORAGE & PERIPHERALS -- 1.9%
   Hutchinson Technology* ....................          11,200          266,224
                                                                 ---------------

CONSTRUCTION & ENGINEERING -- 2.2%
   Chicago Bridge & Iron .....................          12,600          302,022
                                                                 ---------------

CONSUMER DISCRETIONARY -- 5.0%
   Great Wolf Resorts* .......................          24,900          272,655
   Spectrum Brands* ..........................          11,800          195,290
   Tempur-Pedic International* ...............          13,300          210,007
                                                                 ---------------
                                                                        677,952
                                                                 ---------------

CONSUMER STAPLES -- 4.2%
   Elizabeth Arden* ..........................          12,600          288,036
   Prestige Brands Holdings* .................          23,600          288,628
                                                                 ---------------
                                                                        576,664
                                                                 ---------------

DIVERSIFIED MANUFACTURING -- 2.3%
   Applied Films* ............................          14,500          317,840
                                                                 --------------

FOOD, BEVERAGE & TOBACCO -- 3.5%
   Del Monte Foods ...........................          20,700          241,362
   Hain Celestial Group* .....................           8,600          231,340
                                                                 ---------------
                                                                        472,702
                                                                 ---------------

INDUSTRIAL/MACHINERY -- 4.4%
   Crane .....................................           3,100          130,975
   Gardner Denver* ...........................           2,300          171,419
   Kennametal ................................           2,000          123,700
   Wabash National ...........................           9,900          179,190
                                                                 ---------------
                                                                        605,284
                                                                 ---------------

INSURANCE -- 4.2%
   Aspen Insurance Holdings Ltd. .............          11,900          289,765
   Max Re Capital Ltd. .......................          11,500          281,750
                                                                 ---------------
                                                                        571,515
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
MEDICAL PRODUCTS & SERVICES -- 9.0%
   Amedisys* .................................           8,300   $      275,228
   Community Health Systems* .................           7,700          279,048
   Emdeon* ...................................          25,900          295,519
   PolyMedica ................................           4,000          165,240
   Ventiv Health* ............................           7,200          216,288
                                                                 ---------------
                                                                      1,231,323
                                                                 ---------------

OFFSHORE DRILLING -- 4.6%
   Atwood Oceanics* ..........................           5,900          314,765
   Todco, Cl A ...............................           6,700          307,329
                                                                 ---------------
                                                                        622,094
                                                                 ---------------

PERSONAL CREDIT INSTITUTIONS -- 2.1%
   Advance America Cash Advance Centers ......          19,800          292,842
                                                                 ---------------

PETROLEUM & FUEL PRODUCTS -- 6.0%
   Oil States International* .................           7,400          298,738
   Superior Energy Services* .................          10,000          321,500
   Tetra Technologies* .......................           4,100          201,720
                                                                 ---------------
                                                                        821,958
                                                                 ---------------

RETAIL -- 12.4%
   Bebe Stores ...............................          16,700          295,256
   Cost Plus* ................................          16,200          285,120
   Pacific Sunwear Of California* ............          12,700          295,910
   Stage Stores ..............................           9,500          296,970
   Talbots ...................................          11,800          279,896
   Zale* .....................................           9,900          244,035
                                                                 ---------------
                                                                      1,697,187
                                                                 ---------------

SEMICONDUCTORS -- 4.5%
   AMIS Holdings* ............................          30,700          316,517
   MIPS Technologies* ........................          39,500          292,695
                                                                 ---------------
                                                                        609,212
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $11,823,640) .....................                       12,647,014
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 10.6%
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ---------------
HighMark Diversified Money Market Fund
   Fiduciary Shares, 4.49% ...................         521,832   $      521,832
HighMark U.S. Government Money Market Fund
   Fiduciary Shares, 4.32% ...................         521,832          521,832
Union Bank of California Money Market
   Fund, 4.10% ...............................         411,695          411,695
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,455,359) .........................                        1,455,359
                                                                 ---------------

TOTAL INVESTMENTS -- 103.2%
   (Cost $13,278,999) ........................                       14,102,373
                                                                 ---------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.2)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased                         (689,884)
   Payable for Fund Shares Redeemed...........                          (23,563)
   Investment Advisory Fee Payable............                           (7,127)
   Administration Fee Payable.................                             (570)
   Chief Compliance Officer Fee Payable.......                              (81)
   Trustees' Fee Payable......................                              (44)
   Other Assets and Liabilities, Net..........                          273,271
                                                                 ---------------
   TOTAL OTHER ASSETS AND LIABILITIES.........                         (447,998)
                                                                 ---------------
   NET ASSETS -- 100.0%.......................                   $   13,654,375
                                                                 ===============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital............................                   $   12,168,757
   Distribution in excess of net investment
      income..................................                          (31,483)
   Accumulated net realized gain on
      investments.............................                          693,727
   Net unrealized appreciation on investments.                          823,374
                                                                 ---------------
   NET ASSETS.................................                   $   13,654,375
                                                                 ===============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Investor Class
      ($13,654,375 / 919,163 Shares)..........                           $14.86
                                                                         =======

   *  NON-INCOME PRODUCING SECURITY
 (A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
  CL  CLASS
LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                               INTERNATIONAL
                                               OPPORTUNITY        EQUITY        CONQUISTADOR
                                                  FUND             FUND             FUND
                                              -------------    -------------    -------------
INVESTMENT INCOME
Dividends ..................................  $  17,974,086    $     924,277    $      36,812
Less: Foreign Taxes Withheld ...............       (122,771)         (92,849)             (26)
                                              -------------    -------------    -------------
   TOTAL INVESTMENT INCOME .................     17,851,315          831,428           36,786
                                              -------------    -------------    -------------
EXPENSES
Investment Advisory Fees ...................      9,771,688          354,301           53,634
Shareholder Servicing Fees -- Investor Class      1,398,071            4,113            2,793
Administration Fees ........................        663,342           22,175            3,057
Trustees' Fees .............................         22,022            1,009               85
Chief Compliance Officer Fees ..............         11,543            1,387              136
Transfer Agent Fees ........................        376,586           30,445           31,803
Printing Fees ..............................        201,292            2,305            1,287
Registration & Filing Fees .................        180,136           16,334           12,433
Legal Fees .................................        140,739            4,164              497
Custodian Fees .............................         77,172           22,373            1,953
Audit Fees .................................         17,797           15,877           15,647
Offering Costs .............................             --               --           15,915
Other Expenses .............................          9,704            8,829              625
                                              -------------    -------------    -------------
   TOTAL EXPENSES ..........................     12,870,092          483,312          139,865
Less:
  Investment Advisory Fees Waived ..........     (1,367,367)              --          (53,634)
  Other Operating Expenses Reimbursed ......             --               --           (6,818)
  Fees Paid Indirectly -- Note 3 ...........       (147,938)          (1,279)            (506)
                                              -------------    -------------    -------------
   NET EXPENSES ............................     11,354,787          482,033           78,907
                                              -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............      6,496,528          349,395          (42,121)
                                              -------------    -------------    -------------
NET REALIZED GAIN ON INVESTMENTS ...........     32,051,985        3,661,305          846,466
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS ............................       (440,382)        (196,454)              --
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ...........    140,836,158        5,152,703          725,953
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON TRANSLATION OF OTHER
   ASSETS AND LIABILITIES DENOMINATED IN
   FOREIGN CURRENCIES ......................             --           (2,769)              --
                                              -------------    -------------    -------------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ...................    172,447,761        8,614,785        1,572,419
                                              -------------    -------------    -------------
 NET INCREASE IN NET ASSETS FROM OPERATIONS.  $ 178,944,289    $   8,964,180    $   1,530,298
                                              =============    =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     APRIL 30,       APRIL 30,
                                                                        2006            2005
                                                                   --------------   ------------
OPERATIONS:
   Net Investment Income ....................................      $    6,496,528   $    480,563
   Net Realized Gain on Investments .........................          32,051,985      3,877,761
   Net Realized Loss on Foreign Currency Transactions........            (440,382)            --
   Net Change in Unrealized Appreciation on Investments......         140,836,158      6,595,016
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....         178,944,289     10,953,340
                                                                   --------------   ------------
DIVIDENDS:
   Net Investment Income:
      Investor Class Shares .................................          (1,450,485)      (587,460)
      Institutional Class Shares.............................          (2,100,550)            --
   Realized Gains:
      Investor Class Shares .................................          (1,630,707)            --
      Institutional Class Shares.............................          (1,887,601)            --
                                                                   --------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.........................          (7,069,343)      (587,460)
                                                                   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class Shares
      Issued ................................................         637,675,370    223,337,234
      Reinvestment of Dividends..............................           2,970,793        575,224
      Redemption Fees -- Note 2..............................                 359             --
      Redeemed ..............................................        (113,033,549)   (34,875,010)
                                                                   --------------   ------------
   Net Increase from Investor Class Share Transactions.......         527,612,973    189,037,448
                                                                   --------------   ------------
   Institutional Class Shares
      Issued ................................................         913,009,701             --
      Reinvestment of Dividends..............................           3,988,150             --
      Redeemed ..............................................         (39,490,878)            --
                                                                   --------------   ------------
   Net Increase from Institutional Class Share Transactions..         877,506,973             --
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS       1,405,119,946    189,037,448
                                                                   --------------   ------------
   TOTAL INCREASE IN NET ASSETS .............................       1,576,994,892    199,403,328

NET ASSETS:
   Beginning of year.........................................         296,946,488     97,543,160
                                                                   --------------   ------------
   End of year (including undistributed net investment income
       of $2,505,111 and $0, respectively) ..................      $1,873,941,380   $296,946,488
                                                                   ==============   ============

SHARE TRANSACTIONS:
   Investor Class Shares
      Issued ................................................          36,267,955     13,844,171
      Reinvestment of Dividends..............................             166,008         34,908
      Redeemed ..............................................          (6,354,532)    (2,216,126)
                                                                   --------------   ------------
   Total Increase in Investor Class Shares...................          30,079,431     11,662,953
                                                                   --------------   ------------
   Institutional Class Shares
      Issued ................................................          52,346,892             --
      Reinvestment of Dividends..............................             222,751             --
      Redeemed ..............................................          (2,156,921)            --
                                                                   --------------   ------------
   Total Increase in Institutional Class Shares..............          50,412,722             --
                                                                   --------------   ------------
   NET INCREASE IN SHARES OUTSTANDING .......................          80,492,153     11,662,953
                                                                   ==============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     APRIL 30,       APRIL 30,
                                                                        2006            2005
                                                                   --------------   ------------
OPERATIONS:
   Net Investment Income ....................................      $      349,395   $    140,552
   Net Realized Gain on Investments .........................           3,661,305      2,459,903
   Net Realized Loss on Foreign Currency Transactions .......            (196,454)      (146,411)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ........................................           5,152,703       (210,242)
   Net Change in Unrealized Depreciation on Foreign
      Currencies and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies .........              (2,769)        (3,683)
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................           8,964,180      2,240,119
                                                                   --------------   ------------
DIVIDENDS:
   Net Investment Income ....................................             (49,357)       (26,466)
   Realized Gains ...........................................          (3,286,349)            --
                                                                   --------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................          (3,335,706)       (26,466)
                                                                   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................           8,913,305      4,025,574
   Reinvestment of Dividends ................................           3,319,561         26,329
   Redemption Fees -- Note 2 ................................               1,772             --
   Redeemed .................................................          (4,102,069)      (372,863)
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           8,132,569      3,679,040
                                                                   --------------   ------------
   TOTAL INCREASE IN NET ASSETS .............................          13,761,043      5,892,693

NET ASSETS:
   Beginning of year ........................................          28,388,640     22,495,947
                                                                   --------------   ------------
   End of year (including undistributed net investment
      income/ (distributions in excess of net investment
      income) of $22,044 and $(81,542), respectively) .......      $   42,149,683   $ 28,388,640
                                                                   ==============   ============
SHARE TRANSACTIONS:
   Issued ...................................................             600,888        195,087
   Reinvestment of Dividends ................................             152,329          1,150
   Redeemed .................................................            (415,787)       (16,898)
                                                                   --------------   ------------
   NET INCREASE IN SHARES OUTSTANDING .......................             337,430        179,339
                                                                   ==============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR         AUGUST 31,
                                                                       ENDED          2004* TO
                                                                     APRIL 30,       APRIL 30,
                                                                        2006            2005
                                                                   --------------   ------------
OPERATIONS:
   Net Investment Loss ......................................      $      (42,121)  $     (8,258)
   Net Realized Gain on Investments .........................             846,466        119,763
   Net Change in Unrealized Appreciation on Investments .....             725,953         97,421
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................           1,530,298        208,926
                                                                   --------------   ------------
DIVIDENDS:
   Net Investment Income ....................................             (11,217)        (5,550)
   Realized Gains ...........................................            (228,763)        (8,076)
                                                                   --------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................            (239,980)       (13,626)
                                                                   --------------   ------------

CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................          10,567,250      2,013,924
   Reinvestment of Dividends ................................             234,206         13,625
   Redemption Fees -- Note 2 ................................               1,185             --
   Redeemed .................................................            (658,098)        (3,335)
                                                                   --------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          10,144,543      2,024,214
                                                                   --------------   ------------
   TOTAL INCREASE IN NET ASSETS .............................          11,434,861      2,219,514

NET ASSETS:
   Beginning of Year ........................................           2,219,514             --
                                                                   --------------   ------------
   End of Year (including distributions in excess of net
      investment income of $(31,483) and $(13,808),
      respectively)..........................................      $   13,654,375   $  2,219,514
                                                                   ==============   ============
SHARE TRANSACTIONS:
   Issued ...................................................             750,875        198,528
   Reinvestment of Dividends ................................              18,036          1,213
   Redeemed .................................................             (49,194)          (295)
                                                                   --------------   ------------
   NET INCREASE IN SHARES OUTSTANDING .......................             719,717        199,446
                                                                   ==============   ============

* COMMENCEMENT OF OPERATIONS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          INVESTOR CLASS SHARES*
                                       ------------------------------------------------------------

                                                           YEAR ENDED APRIL 30,
                                       ------------------------------------------------------------
                                          2006         2005          2004       2003(3)      2002
                                       ---------     ---------     --------    --------    --------
Net Asset Value, Beginning
   of Period .......................   $   16.31     $   14.91     $  10.96    $  12.84    $  13.29
Income (Loss) from Operations:
Net Investment Income ..............        0.09(1)       0.05(1)      0.06(1)     0.06        0.01
Net Realized and Unrealized
   Gain (Loss) .....................        2.66(1)       1.41(1)      3.97(1)    (1.90)      (0.45)
                                       ---------     ---------     --------    --------    --------
Total from Operations ..............        2.75          1.46         4.03       (1.84)      (0.44)
                                       ---------     ---------     --------    --------    --------

Dividends and Distributions:
Net Investment Income ..............       (0.04)        (0.06)       (0.08)      (0.04)      (0.01)
Net Realized Gain ..................       (0.04)           --           --          --       (0.00)++
Return of Capital ..................          --            --           --          --       (0.00)++
                                       ---------     ---------     --------    --------    --------
Total Dividends and Distributions ..       (0.08)        (0.06)       (0.08)      (0.04)      (0.01)
                                       ---------     ---------     --------    --------    --------
Redemption Fees ....................        0.00++          --           --          --          --
                                       ---------     ---------     --------    --------    --------
Net Asset Value, End of Period .....   $   18.98     $   16.31     $  14.91    $  10.96    $  12.84
                                       =========     =========     ========    ========    ========
TOTAL RETURN+ ......................       16.87%         9.78%       36.93%     (14.31)%     (3.32)%
                                       =========     =========     ========    ========    ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................   $ 916,371     $ 296,946     $ 97,543    $ 23,622    $ 38,627
Ratio of Expenses to
   Average Net Assets (Excluding
   Waivers and Fees Paid Indirectly)        1.34%         1.64%        2.01%       2.13%       2.12%
Ratio of Expenses to
   Average Net Assets ..............        1.20%(2)      1.51%(2)     1.37%       1.30%       1.30%
Ratio of Net Investment
   Income to
   Average Net Assets ..............        0.51%         0.30%        0.46%       0.49%       0.06%
Portfolio Turnover Rate ............          38%           43%          45%        118%         47%

  * PRIOR TO NOVEMBER 3, 2005, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) FOR THE YEARS ENDED APRIL 30, 2006 AND APRIL 30, 2005, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.18% AND 1.50%, RESPECTIVELY.
(3) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND INVESTMENTS OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   INSTITUTIONAL
                                                   CLASS SHARES
                                                   -------------

                                                    NOVEMBER 3,
                                                     2005* TO
                                                     APRIL 30,
                                                       2006
                                                   -------------
Net Asset Value, Beginning of Period ............   $      17.27
Income from Operations:
Net Investment Income ...........................           0.07(1)
Net Realized and Unrealized Gain ................           1.74(1)
                                                    ------------
Total from Operations ...........................           1.81
                                                    ------------
Dividends and Distributions:
Net Investment Income ...........................          (0.05)
Net Realized Gain ...............................          (0.04)
                                                    ------------
Total Dividends and Distributions ...............          (0.09)
                                                    ------------
Redemption Fees .................................           0.00++
                                                    ------------
Net Asset Value, End of Period ..................   $      18.99
                                                    ============
TOTAL RETURN+ ...................................          10.49%
                                                    ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........   $    957,570
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements and
   Fees Paid Indirectly) ........................           1.07%**
Ratio of Expenses to Average Net Assets .........           0.95%**
Ratio of Net Investment Income to
   Average Net Assets ...........................           0.80%**
Portfolio Turnover Rate .........................             38%

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.
 ++   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR          YEAR          YEAR        SEPTEMBER 9,
                                                 ENDED         ENDED         ENDED         2002* TO
                                               APRIL 30,     APRIL 30,     APRIL 30,      APRIL 30,
                                                 2006          2005          2004            2003
                                               ---------     ---------     ---------     ------------
Net Asset Value, Beginning of Period .......   $   22.17     $   20.43     $   13.52     $      14.55
Income (Loss) from Operations:
Net Investment Income ......................        0.25(1)       0.11(1)       0.13(1)          0.09
Net Realized and Unrealized Gain (Loss) ....        6.06(1)       1.65(1)       6.89(1)         (1.12)
                                               ---------     ---------     ---------     ------------
Total from Operations ......................        6.31          1.76          7.02            (1.03)
                                               ---------     ---------     ---------     ------------

Dividends and Distributions:
Net Investment Income ......................       (0.03)        (0.02)        (0.11)              --
Net Realized Gain ..........................       (2.40)           --            --               --
                                               ---------     ---------     ---------     ------------
Total Dividends and Distributions ..........       (2.43)        (0.02)        (0.11)              --
                                               ---------     ---------     ---------     ------------
Redemption Fees ............................        0.00(2)         --          0.00(2)            --
                                               ---------     ---------     ---------     ------------
Net Asset Value, End of Period .............   $   26.05     $   22.17     $   20.43     $      13.52
                                               =========     =========     =========     ============
TOTAL RETURN+ ..............................       30.65%         8.62%        51.97%++         (7.08)%++***
                                               =========     =========     =========     ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......   $  42,150     $  28,388     $  22,496     $     13,860
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)     1.50%         1.63%         2.05%            3.02%**
Ratio of Expenses to Average Net Assets ....        1.50%         1.63%         1.75%            1.75%**
Ratio of Net Investment Income to
   Average Net Assets ......................        1.08%         0.52%         0.70%            1.07%**
Portfolio Turnover Rate ....................         102%           63%           76%              95%***

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      YEAR        AUGUST 31,
                                                      ENDED        2004* TO
                                                    APRIL 30,     APRIL 30,
                                                      2006           2005
                                                    ---------     ----------
Net Asset Value, Beginning of Period ............   $   11.13     $    10.00
Income from Operations:
Net Investment Loss .............................       (0.12)(1)      (0.05)(1)
Net Realized and Unrealized Gain ................        4.57(1)        1.26(1)
                                                    ---------     ----------
Total from Operations ...........................        4.45           1.21
                                                    ---------     ----------

Dividends and Distributions:
Net Investment Income ...........................       (0.03)         (0.03)
Net Realized Gain ...............................       (0.69)         (0.05)
                                                    ---------     ----------
Total Dividends and Distributions ...............       (0.72)         (0.08)
                                                    ---------     ----------
Redemption Fees .................................        0.00(3)          --
                                                    ---------     ----------
Net Asset Value, End of Period ..................   $   14.86     $    11.13
                                                    =========     ==========
TOTAL RETURN+ ...................................       40.98%         12.09%***
                                                    =========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........   $  13,654     $    2,220
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements and
   Fees Paid Indirectly) ........................        3.00%          6.55%**
Ratio of Expenses to Average Net Assets .........        1.69%(2)       1.85%**
Ratio of Net Investment Loss to
   Average Net Assets ...........................       (0.90)%        (0.63)%**
Portfolio Turnover Rate .........................          91%            36%***

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) FOR THE YEAR ENDED APRIL 30, 2006, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.68%.
(3)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (collectively the "Funds", individually a "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On September 21, 2005, the existing Institutional Class Shares of the Funds were renamed as Investor Class Shares. On November 3, 2005, the Cambiar Opportunity Institutional Class Shares commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Cambiar International Equity Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Cambiar International Equity Fund's administrator and requests that a meeting of the Committee be held.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      OPTIONS -- The Funds are authorized to purchase put and call options. The risk in purchasing an option is that the funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

      OFFERING COSTS -- The Cambiar Conquistador Fund's offering costs, which included registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were amortized over a twelve-month period from inception. As of April 30, 2006, all offering costs have been fully amortized.

      REDEMPTION FEES -- The Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the year ended April 30, 2006, the Funds retained fees of $359, $1,772 and $1,185, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders.

3. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODY AGREEMENTS:

The Funds and SEI Investments Global Fund Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $225,000 or 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Effective October 1, 2005, the Funds adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC ("the Adviser").

Prior to October 1, 2005, certain brokers, dealers, banks, trust companies and other financial representatives have received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Cambiar Opportunity, the Cambiar International Equity and the Cambiar Conquistador Funds earned credits of $147,938, $1,279 and $506, respectively, which were used to offset transfer agent expenses. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund's average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity and the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
Cambiar Conquistador Funds at an annual rate of 1.10% and 1.15%, respectively, of each Fund's average daily net assets. Prior to October 1, 2005, the Adviser provided investment advisory services to the Cambiar Opportunity Fund at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total operating expenses of the Cambiar Opportunity Funds' Investor Class Shares and the Institutional Class Shares from exceeding 1.20% and 0.95% of each Class' average daily net assets, respectively. The Adviser has also voluntarily agreed to waive a portion of its advisory fees, and to assume expenses, if necessary, in order to keep the Cambiar International Equity and Conquistador Funds' total operating expenses from exceeding 1.50% of each Fund's average daily net assets. Prior to January 31, 2006, the Advisers voluntary waiver of advisory fees and assumption of expenses was to keep the total operating expenses of the Cambiar International and Cambiar Conquistador Funds from exceeding 1.85% of each Fund's average daily net assets.

5. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2006, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                 PURCHASES           SALES
                                               --------------    --------------
      Opportunity Fund......................   $1,687,582,779    $  365,215,598
      International Equity Fund.............       34,186,382        31,449,489
      Conquistador Fund.....................       13,274,374         4,267,315

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are pri-

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
marily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Accordingly, the following reclassifications have been made to/from the following accounts:

                                                                  ACCUMULATED
                                               NET INVESTMENT     NET REALIZED
                                                   INCOME         GAIN (LOSS)
                                               --------------     ------------
Cambiar Opportunity Fund                       $  (440,382)       $  440,382
Cambiar International Equity Fund                 (196,452)          196,452
Cambiar Conquistador Fund                           35,663           (35,663)

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                       ORDINARY      LONG-TERM
                                        INCOME      CAPITAL GAIN      TOTAL
                                     ------------   ------------   ------------
Opportunity Fund
  2006                               $  3,551,035   $  3,518,308   $  7,069,343
  2005                                    502,466         84,994        587,460
International Equity Fund
  2006                                     49,357      3,286,349      3,335,706
  2005                                     26,466             --         26,466
Conquistador Fund
  2006                                    226,731         13,249        239,980
  2005                                     13,626             --         13,626

As of April 30, 2006, the components of Distributable Earnings were as follows:

                                        CAMBIAR       CAMBIAR        CAMBIAR
                                      OPPORTUNITY  INTERNATIONAL   CONQUISTADOR
                                         FUND       EQUITY FUND        FUND
                                      -----------  -------------   ------------
Undistributed Ordinary Income        $ 15,934,493   $  1,218,031   $    560,678
Undistributed Long-Term
   Capital Gain                        18,960,490      1,157,844        134,542
Post-October Currency Losses             (440,382)       (69,986)            --
Unrealized Appreciation               154,041,020      8,552,412        821,883
Other Temporary Differences                    --         (5,876)       (31,485)
                                     ------------   ------------   ------------
Total Distributable Earnings         $188,495,621   $ 10,852,425   $  1,485,618
                                     ============   ============   ============

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2006, the Funds had no capital loss carryforwards.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through April 30, 2006 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, for Federal income tax purposes at April 30, 2006, were as follows:

                   FEDERAL       APPRECIATED     DEPRECIATED    NET UNREALIZED
                   TAX COST       SECURITIES     SECURITIES      APPRECIATION
                --------------   ------------   ------------    --------------
Opportunity
  Fund          $1,755,491,788   $180,844,754   $(26,803,734)     $154,041,020

International
  Equity Fund       34,877,130      8,667,558       (112,809)        8,554,749

Conquistador
  Fund              13,280,490      1,088,430       (266,547)          821,883

7. RISKS:

At April 30, 2006, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
8. OTHER:

At April 30, 2006, 44% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, Investor Class, 98% of total shares outstanding were held by 2 record shareholders in the Cambiar Opportunity Fund, Institutional Class, 16% of total shares outstanding were held by one record shareholder in the Cambiar International Equity Fund and 59% of total shares outstanding were held by 3 record shareholders in the Cambiar Conquistador Fund.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended April 30, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Funds' fiscal years ended April 30, 2005 and April 30, 2004, neither the Fund, its portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended April 30, 2005 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended April 30, 2005 and 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal year ended April 30, 2005 and April 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Cambiar Opportunity Fund
Cambiar International Equity Fund
Cambiar Conquistador Fund


We have audited the accompanying statements of net assets of Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (three of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of April 30, 2006, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended April 30, 2005 and the financial highlights for each of the periods presented through April 30, 2005 were audited by other auditors, whose report dated June 24, 2005 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund of The Advisors' Inner Circle Fund at April 30, 2006, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

June 16, 2006

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of April 30, 2006.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN THE
                                                                                                ADVISORS'
                                                                                               INNER CIRCLE
                                            TERM OF                                                FUND
                           POSITION(S)     OFFICE AND                                            OVERSEEN
     NAME, ADDRESS,         HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)           BY BOARD      OTHER DIRECTORSHIPS
         AGE 1              THE TRUST    TIME SERVED 2           DURING PAST 5 YEARS              MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER             Chairman     (Since 1991)   SEI employee 1974-present. Currently       36       Trustee of The
59 yrs. old                of the Board                  performs various services on behalf                 Advisors' Inner Circle
                            of Trustees                  of SEI Investments for which                        Fund II, Bishop Street
                                                         Mr. Nesher is compensated. Executive                Funds, SEI Asset
                                                         Vice President of SEI Investments,                  Allocation Trust, SEI
                                                         1986-1994. Director and Executive                   Daily Income Trust, SEI
                                                         Vice President of the Administrator                 Index Funds. SEI
                                                         and the Distributor, 1981-1994.                     Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust, SEI Tax Exempt
                                                                                                             Trust, SEI Opportunity
                                                                                                             Master Fund, L.P., SEI
                                                                                                             Opportunity Fund, L.P.,
                                                                                                             SEI Absolute Return
                                                                                                             Master Fund, L.P., SEI
                                                                                                             Absolute Return Fund,
                                                                                                             L.P., SEI Global Master
                                                                                                             Fund, PLC, SEI Global
                                                                                                             Assets Fund, PLC, SEI
                                                                                                             Global Investments
                                                                                                             Fund, PLC, SEI
                                                                                                             Investments Global,
                                                                                                             Limited, SEI
                                                                                                             Investments Global Fund
                                                                                                             Services Limited, SEI
                                                                                                             Investments (Europe)
                                                                                                             Ltd., SEI
                                                                                                             Investments-Unit Trust
                                                                                                             Management (UK)
                                                                                                             Limited, and SEI Global
                                                                                                             Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     40 & 41

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN THE
                                                                                                ADVISORS'
                                                                                               INNER CIRCLE
                                            TERM OF                                                FUND
                           POSITION(S)     OFFICE AND                                            OVERSEEN
      NAME, ADDRESS,        HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)           BY BOARD      OTHER DIRECTORSHIPS
         AGE 1              THE TRUST    TIME SERVED 2           DURING PAST 5 YEARS              MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN             Trustee      (Since 1992)   Self Employed Consultant since 2003.      36        Director of SEI
1701 Market Street,                                      Partner, Morgan, Lewis & Bockius LLP                Investments Company and
Philadelphia, PA 19103                                   (law firm) from 1976-2003, counsel to               SEI Investments
65 yrs. old                                              the Trust, SEI Investments, the                     Distribution Co., SEI
                                                         Administrator and the Distributor.                  Investments-Global Fund
                                                         Director of SEI Investments since                   Services, Limited, SEI
                                                         1974; Secretary of SEI Investments                  Investments Global
                                                         since 1978.                                         Limited, SEI
                                                                                                             Investments (Europe),
                                                                                                             Limited, SEI
                                                                                                             Investments (Asia)
                                                                                                             Limited, SEI Asset
                                                                                                             Korea Co., Ltd. Trustee
                                                                                                             of The Advisors' Inner
                                                                                                             Circle Fund II, SEI
                                                                                                             Investments, Bishop
                                                                                                             Street Funds, SEI Asset
                                                                                                             Allocation Trust, SEI
                                                                                                             Daily Income Trust, SEI
                                                                                                             Index Funds, SEI
                                                                                                             Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust and SEI Tax
                                                                                                             Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS             Trustee      (Since 1993)   Private investor from 1987 to present.    36        Trustee of The
76 yrs. old                                              Vice President and Chief Financial                  Advisors' Inner Circle
                                                         officer, Western Company of North                   Fund and Bishop Street
                                                         America (petroleum service company),                Funds.
                                                         1980-1986. President of Gene Peters
                                                         and Associates (import company),
                                                         1978-1980. President and Chief
                                                         Executive Officer of Jos. Schlitz
                                                         Brewing Company before 1978.

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY              Trustee      (Since 1994)   Attorney, Solo Practitioner since 1994.   36        Trustee of The
75 yrs. old                                              Partner, Dechert, September 1987-                   Advisors' Inner Circle
                                                         December 1993.                                      Fund II, Bishop Street
                                                                                                             Funds, SEI Asset
                                                                                                             Allocation Trust, SEI
                                                                                                             Daily Income Trust, SEI
                                                                                                             Index Funds, SEI
                                                                                                             Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust and SEI Tax
                                                                                                             Exempt Trust, and the
                                                                                                             U.S. Charitable Gift
                                                                                                             Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     42 & 43

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN THE
                                                                                                ADVISORS'
                                                                                               INNER CIRCLE
                                            TERM OF                                                FUND
                           POSITION(S)     OFFICE AND                                            OVERSEEN
      NAME, ADDRESS,        HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)           BY BOARD      OTHER DIRECTORSHIPS
         AGE 1              THE TRUST    TIME SERVED 2           DURING PAST 5 YEARS              MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.      Trustee      (Since 1999)   Chief Executive Officer, Newfound          36       Trustee, State Street
63 yrs. old                                              Consultants, Inc. since April 1997.                 Navigator Securities
                                                         General Partner, Teton Partners,                    Lending Trust, since
                                                         L.P., June 1991-December 1996; Chief                1995. Trustee of The
                                                         Financial Officer, Nobel Partners,                  Fulcrum Trust. Trustee
                                                         L.P., March 1991-December 1996;                     of the Advisors' Inner
                                                         Treasurer and Clerk, Peak Asset                     Circle Fund II, Bishop
                                                         Management. Inc., since 1991.                       Street Funds, SEI Asset
                                                                                                             Allocation Trust, SEI
                                                                                                             Daily Income Trust, SEI
                                                                                                             Index Funds, SEI
                                                                                                             Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid Asset
                                                                                                             Trust, SEI Tax Exempt
                                                                                                             Trust, SEI Opportunity
                                                                                                             Master Fund, L.P., SEI
                                                                                                             Absolute Return Fund,
                                                                                                             L.P. and SEI
                                                                                                             Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN           Trustee      (Since 2005)   Self-Employed Legal and Financial          36       Trustee of The
63 yrs. old                                              Services Consultant since 2003. State               Advisors' Inner Circle
                                                         Street Bank Global Securities and                   Fund II and Bishop
                                                         Cash Operations from 1995 to 2003.                  Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM           Trustee      (Since 2005)   Self-Employed Business Consultant,         36       Director, Crown
71 yrs. old                                              Business Project Inc. since 1997.                   Pacific, Inc. Trustee
                                                         CEO and President, United Grocers                   of The Advisors' Inner
                                                         Inc. from 1997 to 2000.                             Circle Fund II and
                                                                                                             Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON          Trustee      (Since 2005)   Retired.                                   36       Director, Federal
64 yrs. old                                                                                                  Agricultural Mortgage
                                                                                                             Corporation. Trustee of
                                                                                                             The Advisors' Inner
                                                                                                             Circle Fund II and
                                                                                                             Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     44 & 45

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN THE
                                                                                                ADVISORS'
                                                                                               INNER CIRCLE
                                            TERM OF                                                FUND
                           POSITION(S)     OFFICE AND                                            OVERSEEN
     NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)                 BY BOARD      OTHER DIRECTORSHIPS
         AGE 1              THE TRUST     TIME SERVED      DURING PAST 5 YEARS                    MEMBER      HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA          President     (Since 2003)   Senior Operations Officer, SEI            N/A                 N/A
43 yrs. old                                              Investments, Fund Accounting and
                                                         Administration (1996-present);
                                                         Assistant Chief Accountant for the
                                                         U.S. Securities and Exchange
                                                         Commission's Division of Investment
                                                         Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON              Controller    (Since 2005)   Director, SEI Investments, Fund           N/A                 N/A
45 yrs. old                    and                       Accounting since July 2005. Manager,
                              Chief                      SEI Investments AVP from April 1995
                            Financial                    to February 1998 and November 1998
                             Officer                     to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                 Chief       (Since 2006)   Director of Investment Product            N/A                 N/A
43 yrs. old                 Compliance                   Management and Development at SEI
                             Officer                     Investments since February 2003.
                                                         Senior Investment Analyst, Equity
                                                         team at SEI Investments from March
                                                         2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE                   Vice       (Since 2004)   Employed by SEI Investments Company       N/A                 N/A
37 yrs. old                 President                    since 2004. Vice President, Deusche
                               and                       Asset Management from 2003-2004.
                            Secretary                    Associate, Morgan, Lewis & Bockius
                                                         LLP from 2000-2003. Counsel,
                                                         Assistant Vice President, ING
                                                         Variable Annuities Group from
                                                         1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO            Assistant     (Since 2000)   General Counsel, Vice President and       N/A                 N/A
38 yrs. old                    Vice                      Assistant Secretary of SEI
                            President                    Investments Global Funds Services
                               and                       since 1999; Associate, Dechert (law
                            Assistant                    firm) from 1997-1999; Associate,
                            Secretary                    Richter, Miller & Finn (law firm)
                                                         from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON         Assistant     (Since 2004)   Employed by SEI Investments Company       N/A                 N/A
42 yrs. old                    Vice                      since 2004. General Counsel, CITCO
                            President                    Mutual Fund Services from 2003-2004.
                          and Assistant                  Vice President and Associate
                            Secretary                    Counsel, Oppenheimer Funds from
                                                         2001-2003, and Vice President and
                                                         Assistant Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH               AML Officer    (Since 2005)   Assistant Vice President and AML          N/A                 N/A
28 yrs. old                                              Compliance Officer of SEI
                                                         Investments since January 2005.
                                                         Compliance Analyst at TD Waterhouse
                                                         from January 2004 to November 2004.
                                                         Senior Compliance Analyst at UBS
                                                         Financial Services from October 2002
                                                         to January 2004. Knowledge
                                                         Management Analyst at
                                                         PricewaterhouseCoopers Consulting
                                                         from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      46 & 47

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                             BEGINNING    ENDING
                                              ACCOUNT     ACCOUNT    ANNUALIZED   EXPENSES PAID
                                               VALUE       VALUE      EXPENSE        DURING
                                             11/01/05     4/30/06      RATIOS        PERIOD*
-----------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------
Actual Fund Return                           $1,000.00   $1,124.50      1.20%         $6.32
Hypothetical 5% Return                        1,000.00    1,018.84      1.20           6.01
-----------------------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return                            1,000.00    1,274.40      1.43           8.07
Hypothetical 5% Return                        1,000.00    1,017.70      1.43           7.15
-----------------------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return                            1,000.00    1,244.30      1.60           8.90
Hypothetical 5% Return                        1,000.00    1,016.86      1.60           8.00
-----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                             BEGINNING    ENDING
                                              ACCOUNT     ACCOUNT    ANNUALIZED   EXPENSES PAID
                                               VALUE       VALUE      EXPENSE        DURING
                                             11/03/05     4/30/06      RATIOS        PERIOD
-----------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
Actual Fund Return                           $1,000.00   $1,104.90     0.95%         $4.95*
Hypothetical 5% Return                        1,000.00    1,020.08     0.95           4.76**
-----------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period of operations).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an April 30, 2006 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2006, each portfolio is designating the following items with regard to distributions paid during the year.

                            LONG TERM                                                    QUALIFYING
                           (15% RATE)       ORDINARY                                   FOR CORPORATE
                          CAPITAL GAIN       INCOME       TAX EXEMPT       TOTAL       DIVIDENDS REC.
                          DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DEDUCTION (1)
                          -------------   -------------   ----------   -------------   --------------
Cambiar Opportunity ...      49.77%          50.23%         0.00%         100.00%          78.99%
Cambiar International
  Equity ..............      96.48%           3.52%         0.00%         100.00%           0.45%
Cambiar Conquistador ..       5.52%          94.48%         0.00%         100.00%           4.54%

                           QUALIFYING         U.S.        QUALIFYING      QUALIFYING          FEDERAL
                            DIVIDEND       GOVERNMENT      INTEREST       SHORT-TERM        WITHHOLDING
                           INCOME (2)     INTEREST (3)    INCOME (4)   CAPITAL GAIN (5)   PASS THROUGH (6)
                          -------------   -------------   ----------   ----------------   ----------------
Cambiar Opportunity ...      72.10%           0.00%         32.55%           0.00%             0.00%
Cambiar International
  Equity ..............      77.99%           0.00%         28.77%           0.00%             2.07%
Cambiar Conquistador ..       4.30%           0.00%          0.00%          55.53%             0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(6) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS AMOUNTS ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

                                      NOTES

                                      NOTES

                               THE CAMBIAR FUNDS
                                P.O. Box 219009
                             Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                             2401 E. Second Avenue
                                   Suite 400
                                Denver, CO 80206

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

         This information must be preceded or accompanied by a current prospectus for the Funds described.






CMB-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") and PricewaterhouseCoopers ("PwC") to the Trust

E&Y billed the Funds aggregate fees for services rendered to the Funds for the fiscal year 2006 and PwC billed the Funds aggregate fees for services rendered to the Funds for the fiscal year 2005 as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2006*                                                  2005+
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $52,800             N/A               N/A             $44,780             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A            $10,780(2)           N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

*E&Y
+PwC

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Includes fees for: Agreed upon procedures related to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI Funds II.

(e)(1)     Not applicable.

(e)(2) Percentage of fees billed by E&Y and PwC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:


           --------------------------- ---------------- ---------------
                                            2006*           2005+
           --------------------------- ---------------- ---------------
           Audit-Related Fees                0%               0%

           --------------------------- ---------------- ---------------
           Tax Fees                          0%               0%

           --------------------------- ---------------- ---------------
           All Other Fees                    0%               0%

           --------------------------- ---------------- ---------------
*E&Y
+PwC

(f)        Not applicable.

(g)(1) The aggregate non-audit fees and services billed by E&Y for fiscal year 2006 were $0.

(g)(2) The aggregate non-audit fees and services billed by PwC for fiscal year 2005 were $0.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence..


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                --------------------------------
                                                James F. Volk, President

Date:  June 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                --------------------------------
                                                James F. Volk, President

Date:  June 27, 2006


By (Signature and Title)*                       /s/ Michael Lawson
                                                --------------------------------
                                                Michael Lawson, Controller & CFO

Date:  June 27, 2006


* Print the name and title of each signing officer under his or her signature.